Summary of Stock Option Activity (Detail) - Stock Option And Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Granted Under Plans
Beginning balance	1,626,582	2,227,700	2,973,788
Granted	256,191	259,059	366,985
Exercised	(393,240)	(773,753)	(926,407)
Cancelled	(23,089)	(86,424)	(186,666)
Ending Balance	1,466,444	1,626,582	2,227,700
Vested and exercisable at end of period	651,574
Number of Shares
Beginning balance	1,626,582	2,227,700	2,973,788
Granted	256,191	259,059	366,985
Exercised	(393,240)	(773,753)	(926,407)
Cancelled	(23,089)	(86,424)	(186,666)
Ending balance	1,466,444	1,626,582	2,227,700
Vested and exercisable at end of period	651,574
Weighted Average Exercise Price
Beginning balance	$ 34.87	$ 28.00	$ 24.20
Granted	69.61	68.25	45.82
Exercised	25.79	27.13	24.02
Cancelled	29.74	27.32	22.17
Ending balance	43.45	34.87	28.00
Vested and exercisable at end of period	29.80
Weighted Average Grant Date Fair Value
Beginning balance	11.94	10.40	9.57
Granted	20.10	19.75	14.09
Exercised	9.84	10.31	9.45
Cancelled	11.19	10.31	9.01
Ending balance	13.94	$ 11.94	$ 10.40
Vested and exercisable at end of period	$ 10.69